Trade Accounts Receivable - Additional Information (Detail) (Credit Facility, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Credit Facility
Receivables [Line Items]
Accounts receivable pledged as collateral to long term debt	$ 32,527	$ 0